SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE  14:-         SUBSEQUENT EVENTS

On October 22, 2025, the Company completed the acquisition of all outstanding shares of Lakera AI AG (“Lakera”) for total net cash consideration of approximately $187. Lakera is a leading AI-native security platform for agentic AI applications. With this acquisition, the Company enhances its ability to deliver an end-to-end AI security stack designed to protect enterprises as they accelerate their AI adoption.